Consolidated Statements of Loss and Comprehensive Loss (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Survey revenue [note 16]	10,937,575	144,650	443,011
Expense
Survey cost	3,633,645	46,713	466,428
General and administrative	4,508,506	3,218,143	3,678,806
Stock based compensation expense [note 10]	265,000	344,800	577,815
Amortization of property and equipment	125,015	160,478	164,065
Total expense	8,532,166	3,770,134	4,887,114
Operating (loss) profit	2,405,409	(3,625,484)	(4,444,103)
Other expense (income)
Interest expense (income), net	2,744	(16,353)	(9,923)
Loss (gain) on foreign exchange	14,686	(28,209)	16,509
Oil and natural gas operations	15,273	3,679	665
Other expense	51,700		1,074
Change in fair value of derivative instruments [note 12]	(168,143)
Total other income (expense)	(83,740)	(40,883)	8,325
Income (loss) before income taxes	2,489,149	(3,584,601)	(4,452,428)
Income tax expense [note 13]	426,421
Income (loss) and comprehensive income (loss)	2,062,728	(3,584,601)	(4,452,428)
Income (loss) per share [note 9] - Basic	0.05	(0.10)	(0.14)
Income (loss) per share [note 9] - Diluted	0.04	(0.10)	(0.14)